SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details)		Oct. 31, 2023	Oct. 31, 2022
Lease Obligations
Weighted-average remaining lease term, operating leases		4 years 10 months 24 days	7 years 7 months 6 days
Weighted-average remaining lease term, finance leases		1 year 4 months 28 days	2 years 3 months 18 days
Weighted-average discount rate, operating lease	[1]	10.00%	10.00%
Weighted-average discount rate, finance leases	[1]	7.49%	7.61%

[1]	The discount rate used for the operating lease is based on the Company’s incremental borrowing rate at lease commencement and may be adjusted if modification to lease terms or lease reassessments occur. The discount rate used for finance leases is based on the rates implicit in the leases.